CONSOLIDATED FINANCIAL STATEMENT DETAILS (Tables)	12 Months Ended
Dec. 31, 2011
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Schedule of other current assets

	December 31,
	2011	2010
	(In thousands)
Deferred income taxes	$41,045	$34,921
Prepaid expenses	19,769	14,560
Capitalized downloadable search toolbar costs, net	17,704	15,804
Income taxes receivable	7,728	19,831
Other	26,009	33,192

Other current assets	$112,255	$118,308

Schedule of property and equipment, net

	December 31,
	2011	2010
	(In thousands)
Buildings and leasehold improvements	$235,737	$234,328
Computer equipment and capitalized software	186,016	183,055
Furniture and other equipment	43,156	41,930
Projects in progress	7,643	2,944
Land	5,117	5,117

	477,669	467,374
Less: accumulated depreciation and amortization	(218,081)	(199,446)

Property and equipment, net	$259,588	$267,928

Schedule of other non-current assets

	December 31,
	2011	2010
	(In thousands)
Income taxes receivable	$58,870	$56,675
Other	21,891	25,233

Other non-current assets	$80,761	$81,908

Schedule of accrued expenses and other current liabilities

	December 31,
	2011	2010
	(In thousands)
Accrued employee compensation and benefits	$83,692	$56,878
Accrued revenue share expense	80,434	58,097
Accrued advertising expense	68,782	43,418
Other	110,582	63,930

Accrued expenses and other current liabilities	$343,490	$222,323

Schedule of redeemable noncontrolling interests

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Balance at January 1	$59,869	$28,180	$22,771
Noncontrolling interests related to acquisition of Meetic	36,656	—	—
Noncontrolling interests related to the acquisition of a business contributed to a consolidated Latin American venture	—	20,250	—
Noncontrolling interests created by a decrease in the ownership of a subsidiary contributed to a consolidated Latin American venture	—	15,750	—
Noncontrolling interests related to other acquisitions	—	3,333	3,561
Decrease in redeemable noncontrolling interests in a consolidated Latin American venture resulting from the acquisition of Meetic	(37,917)	—	—
Purchase of noncontrolling interests	(5,779)	—	(216)
Distribution to owners of noncontrolling interests	(1,755)	—	—
Contribution from owners of noncontrolling interests	199	79	1,750
Net loss attributable to noncontrolling interests	(239)	(5,007)	(1,090)
Change in fair value of redeemable noncontrolling interests	4,273	(2,059)	1,033
Change in foreign currency translation adjustment	(2,968)	(267)	371
Other	(1,990)	(390)	—

Balance at December 31	$50,349	$59,869	$28,180

Schedule of accumulated other comprehensive (loss) income

	December 31,
	2011	2010
	(In thousands)
Foreign currency translation adjustment, net of tax	$(25,174)	$16,027
Unrealized gains on available-for-sale securities, net of tax	12,731	1,519

Accumulated other comprehensive (loss) income	$(12,443)	$17,546

Revenue

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Service revenue	$1,932,289	$1,522,217	$1,240,787
Product revenue	127,155	114,598	105,908

Revenue	$2,059,444	$1,636,815	$1,346,695

Cost of revenue

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Cost of service revenue	$666,424	$508,640	$352,824
Cost of product revenue	94,820	85,176	77,025

Cost of revenue	$761,244	$593,816	$429,849

Schedule of other income (expense), net

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Interest income	$5,205	$6,517	$10,218
Interest expense	(5,430)	(5,404)	(5,823)
Non-income tax refunds related to Match Europe	4,630	—	—
Foreign currency exchange gains, net	3,660	314	1,228
Gain on sales of investments	1,974	3,989	28,835
Impairment of long-term investments	—	(7,844)	(343)
Gain on sale of Match Europe	—	—	132,244
Impairment of shares of Arcandor AG ("ARO") stock	—	—	(4,593)
Net decrease in the fair value of the derivative asset related to ARO stock	—	—	(58,097)
Other	21	995	1,333

Other income (expense), net	$10,060	$(1,433)	$105,002